SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Concentration of Credit Risk) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	0.00%
Customer Concentration Risk [Member] | Accounts Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage		0.00%
Customer Concentration Risk [Member] | ExxonMobil Oil Corporation [Member] | Accounts Receivables [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Customer Concentration Risk [Member] | MSCG [Member] | Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage			29.00%
Customer Concentration Risk [Member] | Sunoco, Inc. [Member] | Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%